UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds a new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William J. Patterson
Title:     Managing Director and Vice President
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ William J. Patterson     Mill Valley, California             04/28/03
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  14
Form 13F Information Table Value Total:  $  438,517
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.                   Form 13F File Number               Name
-------------------------  ----------------------------  -----------------------
         1                          28-10289              SPO Partners II, L.P.

                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                                                                                                           ------------------------
                      TITLE
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRESTION    MANAGERS     SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108    67,687    5,561,800    SH                DEFINED        1        5,561,800
------------------------------------------------------------------------------------------------------------------------------------
ADVENT
SOFTWARE, INC.        COM     007974108     7,570      622,000    SH                DEFINED                   622,000
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104   106,302   19,327,663    SH                DEFINED        1       19,327,663
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE
INTERNATIONAL CORP.   COM     228227104    15,660    2,847,300    SH                DEFINED                 2,847,300
------------------------------------------------------------------------------------------------------------------------------------
KORN/FERRY
INTERNATIONAL         COM     500643200    21,259    3,245,600    SH                DEFINED        1        3,245,600
------------------------------------------------------------------------------------------------------------------------------------
KORN/FERRY
INTERNATIONAL         COM     500643200     2,364      360,900    SH                DEFINED                   360,900
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           COM     530718105   118,750   12,204,500    SH                DEFINED        1       12,204,500
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           COM     530718105     9,512      977,600    SH                DEFINED                   977,600
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           CL B    530718204       660       66,700    SH                DEFINED        1           66,700
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA
CORPORATION           CL B    530718204       160       16,200    SH                DEFINED                    16,200
------------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     077852101    49,426    2,391,200    SH                DEFINED        1        2,391,200
------------------------------------------------------------------------------------------------------------------------------------
PROQUEST
COMPANY               COM     077852101     6,873      332,500    SH                DEFINED                   332,500
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF
INTERNATIONAL INC.    COM     770323103    29,065    2,183,700    SH                DEFINED        1        2,183,700
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF
INTERNATIONAL INC.    COM     770323103     3,229      242,600    SH                DEFINED                   242,600
------------------------------------------------------------------------------------------------------------------------------------